Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Schedule of Financial Data of VIE
The following tables present selected financial data from the consolidated financial statements of WGP:

millions	2018	2017	2016
Statement of Operations Data
Total revenues and other	$1,990	$2,248	$1,804
Operating income (loss)	625	704	705
Net income (loss)	449	573	597
Statement of Cash Flows Data
Net cash provided by (used in) operating activities	$1,017	$897	$913
Net cash provided by (used in) investing activities	(1,460)	(764)	(1,106)
Net cash provided by (used in) financing activities	456	(413)	452

millions	2018	2017
Balance Sheet Data
Net property, plant, and equipment	$6,612	$5,731
Total assets	9,239	8,016
Long-term debt	4,787	3,493
Total liabilities	5,734	4,071
Total equity and partners’ capital	3,505	3,945

millions	2018	2017	2016
WGP distributions to Anadarko (1)	$408	$368	$321
WGP distributions to third parties	494	443	362

(1)	WGP distributions to Anadarko are eliminated upon consolidation.